Expense Example, No Redemption {- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-11 - Fidelity Advisor® International Capital Appreciation Fund
Dec. 30, 2021 USD ($)
Fidelity Advisor International Capital Appreciation Fund-Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor International Capital Appreciation Fund-Class M
Expense Example, No Redemption:
1 Year	496
3 Years	805
5 Years	1,135
10 Years	2,067
Fidelity Advisor International Capital Appreciation Fund-Class C
Expense Example, No Redemption:
1 Year	201
3 Years	621
5 Years	1,068
10 Years	2,113
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	99
3 Years	309
5 Years	536
10 Years	1,190
Fidelity Advisor International Capital Appreciation Fund-Class Z
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049